Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	3,615,003
Proposed Maximum Offering Price per Unit | $ / shares	56.91
Maximum Aggregate Offering Price	$ 205,729,821
Amount of Registration Fee	$ 31,498
Offering Note	a. Amount represents Shares registered for resale by the Selling Shareholders named in the Registration Statement. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock. b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of common stock of TXNM Energy, Inc. as reported on the New York Stock Exchange on August 5, 2025, which was $56.91 per share.